Financing Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of warrants liability	$ (1,101,229)	$ 117,577	$ 35,188
Inducement related to warrants exercised	166,500
Expenses related to issuing warrants		(34,272)	(23,233)
Exchange rate differences and other finance costs	(70,029)	(7,877)	(484)
Financing (income) expenses, net	$ (1,337,758)	$ (75,428)	$ (12,439)